GENERAL (Schedule of Discontinued Operations) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2010
GENERAL [Abstract]
Revenues	$ 8,338
Cost of revenues	6,990
Gross profit	1,348
Impairment of goodwill
Total operating costs and expenses	1,487
Operating loss	(139)
Financial expenses, net	(213)
Other expenses, net	(496) [1]
Loss before taxes on income	(848)
Tax benefit (taxes on income)	42
Net loss	(806)
Write off of net assets and liabilities related to discontinued operations	$ 554

[1]	In 2010, other expenses include $ 554 related to the write off of net assets and liabilities related to discontinued operations.